Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Balance Sheet Information
7. Supplemental Balance Sheet Information
Property and Equipment
Property and equipment, net as of December 31, 2021 and 2020 consists of the following:

	December 31,
	2021	2020
	(in thousands)
Laboratory equipment	$5,587	$4,580
Computer equipment	198	172
Computer software	125	125
Furniture and fixtures	467	384
Leasehold improvements	246	246
Construction in progress	738	—

	7,361	5,507
Less: Accumulated depreciation	(2,529)	(1,684)

Property and equipment, net	$4,832	$3,823

Depreciation expense was $0.9 million and $0.7 million for the years ended December 31, 2021 and 2020, respectively.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities as of December 31, 2021 and 2020 include the following:

	December 31,
	2021	2020
	(in thousands)
Payroll and employee-related costs	$3,688	$2,652
Research and development costs	5,533	2,695
Other	666	793

Total accrued expenses and other current liabilities	$9,887	$6,140